Income Taxes - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Current income tax expense	$ 5,559	$ 6,092
Deferred tax expense	(770)	344
Income tax expense	$ 4,789	$ 6,436